Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income
Interest and Other	$ 36,469	$ 10,930	$ 70,187	$ 48,202	$ 61,741
Total	45,955	23,263	123,250	57,910	61,741
AeroTurbine
Other income
Revenue : Engines, airframes, parts and supplies	58,182	73,282
Cost of sales	(48,696)	(60,949)
Gross profit	$ 9,486	$ 12,333